Supplemental Guarantor Information - Condensed Consolidating Statements of Comprehensive Income (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of information about consolidated structured entities [line items]
Total revenues	$ 1,021,633,535	$ 51,632	$ 975,412,488	$ 893,737,739
Total cost and operating expenses	921,490,232	46,570	865,802,178	752,324,578
Operating income	100,143,303	5,062	109,610,310	141,413,161
Interest (expense) income, net	(27,375,133)		(29,669,417)	(26,344,360)
Foreign currency exchange (loss) gain, net	(13,818,951)	(698)	(40,427,407)	(78,997,988)
Other financing cost, net	(1,943,760)		(16,225,841)	21,496,316
Income tax	24,941,511	1,261	11,398,856	19,179,651
Equity interest in net income of associated companies	91,385	5	189,950	(1,426,696)
Net profit (loss)	32,155,333		12,078,739	36,960,782
Distribution of the net profit (loss) to:
Equity owners of holding company	29,325,921	1,482	8,649,427	35,054,772
Non-controllinginterest	2,829,412	145	3,429,312	1,906,010
Net profit (loss)	32,155,333		12,078,739	36,960,782
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	(18,309,877)	(925)	107,498,708	(35,606,320)
Effect of fair value of derivatives, net of deferred taxes	12,292	1	49,129	37,495
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect	(7,046,089)	(356)	14,773,399	(17,980,418)
Available for sale	622,424		(6,673,731)	4,011
Total other comprehensive (loss) income items for the year, net of deferred taxes	(24,721,250)	(1,249)	115,647,505	(53,545,232)
Total comprehensive (loss) income for the year	7,434,083	378	127,726,244	(16,584,450)
Comprehensive income for the period attributable to:
Equity holders of the parent	1,201,698	62	120,974,842	(16,750,963)
Non-controllinginterests	6,232,385	316	6,751,402	166,513
Total comprehensive (loss) income for the year	7,434,083	$ 378	127,726,244	(16,584,450)
Parent [member]
Disclosure of information about consolidated structured entities [line items]
Total revenues	160,057,511		137,236,301	173,615,615
Total cost and operating expenses	123,548,341		117,835,634	126,724,721
Operating income	36,509,170		19,400,667	46,890,894
Interest (expense) income, net	(16,779,235)		(12,331,095)	(16,668,472)
Foreign currency exchange (loss) gain, net	(15,223,111)		(46,625,392)	(51,209,235)
Other financing cost, net	6,775,455		(10,475,673)	14,115,563
Income tax	14,201,399		(7,712,179)	1,150,992
Equity interest in net income of associated companies	32,245,041		50,968,741	43,077,014
Net profit (loss)	29,325,921		8,649,427	35,054,772
Distribution of the net profit (loss) to:
Equity owners of holding company	29,325,921		8,649,427	35,054,772
Net profit (loss)	29,325,921		8,649,427	35,054,772
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	(21,683,333)		104,178,880	(34,224,932)
Effect of fair value of derivatives, net of deferred taxes	12,292		48,496	37,011
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect	(7,075,606)		14,771,770	(17,791,354)
Available for sale	622,424		(6,673,731)	173,540
Total other comprehensive (loss) income items for the year, net of deferred taxes	(28,124,223)		112,325,415	(51,805,735)
Total comprehensive (loss) income for the year	1,201,698		120,974,842	(16,750,963)
Comprehensive income for the period attributable to:
Equity holders of the parent	1,201,698		120,974,842	(16,750,963)
Total comprehensive (loss) income for the year	1,201,698		120,974,842	(16,750,963)
Wholly-owned guarantor subsidiary [member]
Disclosure of information about consolidated structured entities [line items]
Total revenues	170,991,493		173,714,225	157,930,068
Total cost and operating expenses	163,152,868		160,949,691	142,902,403
Operating income	7,838,625		12,764,534	15,027,665
Interest (expense) income, net	(12,365,116)		97,314	(9,031,432)
Foreign currency exchange (loss) gain, net	1,320,667		(5,853,669)	(2,060,917)
Other financing cost, net			(11,203,533)
Income tax	1,386,519		1,139,631	1,747,302
Equity interest in net income of associated companies	(8,977,146)		(1,342,073)	(4,722,363)
Net profit (loss)	(13,569,489)		(6,677,058)	(2,534,349)
Distribution of the net profit (loss) to:
Equity owners of holding company	(13,569,489)		(6,677,058)	(2,534,349)
Net profit (loss)	(13,569,489)		(6,677,058)	(2,534,349)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	(1,897,936)		755,978	(4,664,901)
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect	(8,439)		(12,300)
Total other comprehensive (loss) income items for the year, net of deferred taxes	(1,906,375)		743,678	(4,664,901)
Total comprehensive (loss) income for the year	(15,475,864)		(5,933,380)	(7,199,250)
Comprehensive income for the period attributable to:
Equity holders of the parent	(15,475,864)		(5,933,380)	(7,199,250)
Total comprehensive (loss) income for the year	(15,475,864)		(5,933,380)	(7,199,250)
Combined non-guarantor subsidiaries [member]
Disclosure of information about consolidated structured entities [line items]
Total revenues	887,951,615		857,137,822	743,147,639
Total cost and operating expenses	832,429,198		778,483,079	663,102,125
Operating income	55,522,417		78,654,743	80,045,514
Interest (expense) income, net	1,810,523		(17,207,855)	(872,237)
Foreign currency exchange (loss) gain, net	83,493		12,051,654	(25,727,836)
Other financing cost, net	(8,719,215)		5,453,365	7,380,753
Income tax	9,353,593		17,971,404	16,281,357
Equity interest in net income of associated companies	(13,466,845)		(6,677,059)	(2,534,350)
Net profit (loss)	25,876,780		54,303,444	42,010,487
Distribution of the net profit (loss) to:
Equity owners of holding company	21,417,549		50,049,280	41,711,424
Non-controllinginterest	4,459,231		4,254,164	299,063
Net profit (loss)	25,876,780		54,303,444	42,010,487
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	(18,309,877)		108,291,984	(34,129,089)
Effect of fair value of derivatives, net of deferred taxes	12,292		30,206	22,482
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect	(7,046,089)		7,477,926	(10,750,136)
Available for sale	622,424		(6,673,731)	(169,529)
Total other comprehensive (loss) income items for the year, net of deferred taxes	(24,721,250)		109,126,385	(45,026,272)
Total comprehensive (loss) income for the year	1,155,530		163,429,829	(3,015,785)
Comprehensive income for the period attributable to:
Equity holders of the parent	(5,076,855)		150,900,984	(10,304,830)
Non-controllinginterests	6,232,385		12,528,845	7,289,045
Total comprehensive (loss) income for the year	1,155,530		163,429,829	(3,015,785)
Eliminations [member]
Disclosure of information about consolidated structured entities [line items]
Total revenues	(197,367,084)		(192,675,860)	(180,955,583)
Total cost and operating expenses	(197,640,175)		(191,466,226)	(180,404,671)
Operating income	273,091		(1,209,634)	(550,912)
Interest (expense) income, net	(41,305)		(227,781)	227,781
Equity interest in net income of associated companies	(9,709,665)		(42,759,659)	(37,246,997)
Net profit (loss)	(9,477,879)		(44,197,074)	(37,570,128)
Distribution of the net profit (loss) to:
Equity owners of holding company	(7,848,060)		(43,372,222)	(39,177,075)
Non-controllinginterest	(1,629,819)		(824,852)	1,606,947
Net profit (loss)	(9,477,879)		(44,197,074)	(37,570,128)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	23,581,269		(105,728,134)	37,412,602
Effect of fair value of derivatives, net of deferred taxes	(12,292)		(29,573)	(21,998)
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect	7,084,045		(7,463,997)	10,561,072
Available for sale	(622,424)		6,673,731
Total other comprehensive (loss) income items for the year, net of deferred taxes	30,030,598		(106,547,973)	47,951,676
Total comprehensive (loss) income for the year	20,552,719		(150,745,047)	10,381,548
Comprehensive income for the period attributable to:
Equity holders of the parent	20,552,719		(144,967,604)	17,504,080
Non-controllinginterests			(5,777,443)	(7,122,532)
Total comprehensive (loss) income for the year	$ 20,552,719		$ (150,745,047)	$ 10,381,548